Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator[1]			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Palisades Mortgage Loan Trust, Series 2013-4 CIK # Not Applicable
		CitiMortgage, Inc.	4,334	$935,918,460.37	100.00%	0	$0.00	0.00%	8	$1,607,767.01	0.17%	0	$0.00	0.00%	0	$0.00	0.00%	5	$1,229,081.70	0.13%	0	$0.00	0.00%
Total			4,334	$935,918,460.37	100.00%	0	$0.00	0.00%	8	$1,607,767.01	0.17%	0	$0.00	0.00%	0	$0.00	0.00%	5	$1,229,081,70	0.13%	0	$0.00	0.00%

1 The Securitizer disclosed in its quarterly filing made on August 15, 2014 pursuant to Rule 15Ga-1 that nine (9) assets were pending repurchase or replacement during the reporting period ending June 30, 2014. As disclosed herein, repurchase demands were withdrawn with respect to five (5) of those assets and the remaining four (4) assets were repurchased. Four (4) additional assets were also repurchased by the Originator during the Reporting Period. The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.